UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act
file number
811-08110

SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)

153 EAST 53RD STREET, 55TH FLOOR, NEW YORK, NEW
YORK
10022
(Address of principal executive offices)
(Zip code)

Allen Levithan, Esq.
Lowenstein Sandler, PC
65 Livingston Avenue
Rosedale, NJ  07068-1791
(Name and address of agent for service)

Registrant?s telephone number,
including area code
(212) 207-6500

Date of fiscal
year end:
DECEMBER 31, 2004

Date of reporting
period:
JUNE 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ? 3507.


Item 1.		Reports to Stockholders.



June 30, 2004
Special Situations
Fund III, L.P.
Second
Quarter
Report


	SPECIAL SITUATIONS FUND III, L.P.

	INDEX TO SECOND QUARTER REPORT
	JUNE 30, 2004


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

	PAGE



Statement of Financial Condition	1


Portfolio of Investments	2


Statement of Operations	9


Statements of Changes in Partners? Capital	10


Notes to the Financial Statements	11


SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)




STATEMENT OF FINANCIAL CONDITION




JUNE 30, 2004



















ASSETS



Investments, at fair value (cost $253,947,874)
$
386,150,751
Cash and cash equivalents

88,245,732
Receivable for investments sold

369,678
Other assets


189,018




Total Assets

$
474,955,179




LIABILITIES AND PARTNERS' CAPITAL






Liabilities



Payable for Units repurchased
$
11,587,049
Securities sold short, at fair value (proceeds
$1,427,916)

1,379,586
Payable for investments purchased

891,397
Administrator's fee payable

1,981,096
Consulting fee payable

621,336
Accrued expenses

210,221




Total Liabilities


16,670,685




Partners' Capital






Limited Partners

416,877,861
Corporate General Partner

33,275,367
Individual General Partners

8,131,265




Total Partners' Capital

458,284,493




Total Liabilities and Partners' Capital
$
474,955,178











































See the accompanying Notes to the Financial Statements.




1



SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)





PORTFOLIO OF INVESTMENTS





JUNE 30, 2004











 Fair
 Shares

Common Stocks

 Value








Aerospace 0.78%


981,400

SPACEHAB, Incorporated (a)
$
3,601,738







Automotive Components 2.90%


1,641,285

Amerigon Incorporated  (a)

8,485,443
375,600

Standard Parking Corporation

4,788,900




13,274,343







Biotechnology 1.87%


280,662

Adolor Corporation

3,561,601
574,132

Corixa Corporation

2,658,231
533,300

Xcyte Therapies, Inc.

2,346,520




8,566,352







Biotechnology - Drug Delivery 0.95%


1,652,284

Aradigm Corporation

1,487,056
580,094

DepoMed, Inc.

2,865,664




4,352,720







Building Materials 0.12%


68,922

L.B. Foster Company

551,376







CAD/CAM/CAE 1.20%


359,202

Ansoft Corporation

5,481,423







Communication Equipment - Software 1.71%


799,902

Artisoft, Inc. (a)

1,799,779
44,842

Artisoft, Inc. (Restricted) (a)

45,129
1,049,082

ION Networks, Inc. (a)

125,890
610,300

MetaSolv, Inc.

1,733,252
1,355,550

Visual Networks, Inc. (a)

4,107,317




7,811,367







Communication Products - Equipment 2.93%


252,593

Centillium Communications, Inc.

967,431
1,111,483

NMS Communication Corporation (a)

8,213,859
253,400

RADVision, Ltd. (Israel)

3,139,626
150,580

Telular Corporation

1,082,670




13,403,586







Computer Equipment 0.63%


380,500

Optimal Robotics Corp. (Canada)

2,899,410







Computer Services - Software 9.07%


549,384

CryptoLogic, Inc. (Canada)

9,910,887
1,163,250

dot com Entertainment Group, Inc. (Canada) (a)

232,650
1,442,603

First Virtual Communications, Inc. (a)

1,731,123
1,677,957

Net Perceptions, Inc.

1,124,231
695,059

ONYX Software Corporation

2,905,347
59,400

Phoenix Technologies, Ltd.

415,206
1,631,155

Quovadx, Inc.

1,826,894
1,575,000

Rainmaker Systems, Inc.

3,291,750
1,490,000

Rainmaker Systems, Inc. (Restricted)

   2,756,500















See the accompanying Notes to the Financial Statements.





2


SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)





PORTFOLIO OF INVESTMENTS





JUNE 30, 2004









 Fair
Shares

Common Stocks (Continued)

 Value







Computer Services - Software (Continued)


160,010

Stellent, Inc.
$
1,369,686
326,680

SumTotal Systems, Inc.

2,123,420
667,650

SupportSoft, Inc.

5,821,908
1,800,000

Tarantella, Inc. (Restricted) (a)

2,520,000
2,323,900

Unify Corporation (Restricted)

1,649,969
317,280

Witness Systems, Inc.

3,854,952




41,534,523







Computer Systems 2.25%


57,500

3D Systems Corporation

649,750
3,333,400

Adept Technology, Inc. (a)

3,866,744
302,000

Performance Technologies, Incorporated

2,875,040
406,527

Pinnacle Systems, Inc.

2,906,668




10,298,202







Consumer Products 1.16%


1,665,502

Meade Instruments Corp. (a)

5,312,951







Data Security 2.53%


1,846,500

Entrust, Inc.

8,290,785
119,197

SafeNet, Inc.

3,299,373




11,590,158


Electronic Components 3.99%


839,224

AMX Corporation (a)

9,239,856
307,894

American Technology Corporation

1,779,627
182,800

Frequency Electronics, Inc.

2,584,792
91,600

Rockford Corporation

412,200
2,168,900

Tvia, Inc. (a)

4,229,355




18,245,830







Electronic Equipment 1.82%


2,094,750

Iteris Holdings, Inc. (a)

6,891,728
173,500

Magnetk, Inc.

1,446,990




8,338,718


Electronic Instruments 0.35%


97,896

Fargo Electronics, Inc.

1,088,604
198,308

Metretek Technologies, Inc.

505,686




1,594,290







Electronic Semiconductor 1.01%


1,263,200

PSi Technologies Holdings, Inc. (Philippines) (a)

4,635,944







Energy - Oil & Gas 2.05%


179,900

Core Laboratories, N.V.

4,137,700
349,000

Willbros Group, Inc.

5,241,980




9,379,680







Energy - Technology 2.40%


710,450

Catalytica Energy Systems, Inc.

2,017,678
1,468,343

Quantum Fuel Systems Technologies Worldwide, Inc.

8,986,259




11,003,937







Financial Services - Miscellaneous 0.96%


252,700

ASTA Funding, Inc.

4,396,980







Food 1.03%


177,214

John B. Sanfilipo & Son

4,735,158







Gold Mining 1.33%


2,335,500

MK Resources Company (a)

6,072,300












See the accompanying Notes to the Financial Statements.









3








SPECIAL SITUATIONS FUND III, L.P.




(A Limited Partnership)









PORTFOLIO OF INVESTMENTS









JUNE 30, 2004











 Fair
Shares

Common Stocks (Continued)

 Value







Healthcare Services 1.08%


362,466

U.S. Physical Therapy, Inc.
$
4,965,784







Healthcare - Specialized Products & Services 1.64%


205,000

American Dental Partners, Inc.

3,669,500
265,286

BioSphere Medical, Inc.

848,915
480,000

STAAR Surgical Company

3,000,000




7,518,415


Insurance 0.00%


200

Renaissance Acceptance Group, Inc.

                -








Information Services 1.81%


1,069,500

ClickSoftware Technologies, Ltd.


2,459,850
2,891,379

EDGAR Online, Inc. (a)

3,122,689
1,200,000

Find SVP, Inc. (Restricted)

2,700,000




8,282,539







Media 1.66%


517,845

Audible, Inc. (a)

6,214,144
281,280

Roxio, Inc.

1,381,085





7,595,229







Medical Devices & Equipment 10.99%


491,681

ATS Medical, Inc.

1,853,637
750,000

ATS Medical, Inc. (Restricted)

2,662,500
595,987

Applied Imaging Corporation (a)

560,227
380,940

Given Imaging, Ltd. (Israel)

13,473,857
336,382

Laserscope, Inc.

9,290,871
138,917

LifeCell Corporation

1,560,038
1,613,852

Micro Therapeutics, Inc.

6,778,177
149,800

Natus Medical Incorporated

955,724
707,928

Orthovita, Inc.

3,638,750
1,636,364

Physiometrix, Inc.

2,700,001
36,779

Precision Optics Corporation, Inc.

44,134
466,102

Quidel Corporation

2,750,002
951,460

World Heart Corporation (Canada) (a)

4,034,190





50,302,108







Medical - Drugs 1.30%


316,633

Advancis Pharmaceutical Corporation

2,130,940
378,275

CollaGenex Pharmaceuticals, Inc.

3,555,785
73,100

IntraBiotics Pharmaceuticals, Inc.

284,359




5,971,084







Medical Instruments 1.48%


290,000

Intuitive Surgical, Inc.

5,510,000
115,000

NuVasive, Inc.

1,259,250




6,769,250







Online Services 1.51%


1,732,150

The Knot, Inc. (a)

6,928,600







Paper - Packaging 0.00%


593,749

Chase Packaging Corporation

                -








Pharmaceutical Products 0.98%


213,267

Axcan Pharma, Inc. (Canada)

4,499,934















See the accompanying Notes to the Financial Statements.





4



SPECIAL SITUATIONS FUND III, L.P.




(A Limited Partnership)









PORTFOLIO OF INVESTMENTS









JUNE 30, 2004











 Fair
Shares

Common Stocks (Continued)

 Value







Restaurant 1.68%


465,910

Buca, Inc.
$
2,483,300
440,600

Champps Entertainment, Inc.

3,639,356
428,849

Monterey Pasta, Inc.

1,561,010




7,683,666







Retail 5.85%


161,300

1-800 CONTACTS, INC.

2,398,531
447,000

Bakers Footwear Group, Inc. (a)

4,550,460
167,060

Candie's Inc.

459,415
1,197,341

EZCORP, Inc. (a)

11,889,596
44,000

Factory Card & Party Outlet Corp.

532,400
426,846

Gaiam, Inc.

2,838,526
485,000

RedEnvelope, Inc.

4,093,400




26,762,328







Semiconductor Equipment 1.84%


1,189,299

Nova Measuring Instruments, Ltd. (Israel) (a)

4,697,731
1,258,965

Trikon Technologies, Inc. (Great Britain)

3,726,536




8,424,267







Services 1.25%


439,385

Collectors Universe, Inc. (a)

5,742,762







Specialized Services 0.99%


632,900

NIC, Inc.

4,525,235







Technology - Miscellaneous 1.49%


252,700

Culp, Inc.

1,966,006
413,580

MarketWatch.com, Inc.

4,838,886




6,804,892







Telecom Equipment 0.18%


999,954

Peco II, Inc. (a)

839,961







Telecom Services 0.24%


1,300,461

GoAmerica, Inc. (a)

    1,105,392







Therapeutics 0.54%


243,200

Pharmacyclics, Inc.

2,466,048












Total Common Stocks 79.55%

364,268,480









 Fair
Shares

Preferred Stocks

 Value







Communication Equipment - Software 0.68%


1,140,000

Artisoft, Inc. (a)
$
3,135,000







Electronic Instruments 0.08%


412

Metretek Technologies, Inc. 8% (a)

343,657












Total Preferred Stocks 0.76%

3,478,657

















See the accompanying Notes to the Financial Statements.







5



SPECIAL SITUATIONS FUND III, L.P.




(A Limited Partnership)









PORTFOLIO OF INVESTMENTS









JUNE 30, 2004







Principal



 Fair
Amount

Corporate Bonds

 Value







Computer Services ? Software 0.00%


?
2,100,000

Titus Interactive 2%, due 7/1/05 (France)
$
                -








Computer Systems 0.41%


$1,875,000

3D Systems Corp. 6%, due 11/30/13 (Restricted)


1,875,000







Consumer Products 0.33%


$1,500,000

Rockford Corporation 4.5%, due 6/11/09 (Restricted)


1,500,000







Medical Devices & Equipment 0.82%


$3,750,000

Micro Therapeutics, Inc. 7%, due 6/25/05 (Restricted)


3,750,000







Total Corporate Bonds 1.56%

7,125,000














 Fair
Warrants

Warrants

 Value







Automotive Components 0.51%


869,750

Amerigon Incorporated 7/28/04 (a)
$
2,757,108







Biotechnology 0.04%


413,400

Alliance Pharmaceutical Corp. 10/30/06

49,608
43,000

Discovery Laboratories, Inc. 9/19/10

142,760
4,819

Dov Pharmaceutical, Inc. 6/2/09

                -





192,368


Biotechnology - Drug Delivery 0.17%


208,333

Aradigm Corporation 11/10/07

37,500
398,733

Aradigm Corporation 3/10/07

91,709
210,648

DepoMed, Inc. 4/21/08

650,902





780,111


Communication Equipment - Software 0.04%


1,140,000

Artisoft, Inc. 9/30/06 (a)

148,200
44,842

Artisoft, Inc. 12/16/08 (Restricted) (a)

                -

586,600

ION Networks, Inc. 2/14/07 (a)

29,330




177,530







Communication Products - Equipment 0.04%


57,861

Superconductor Technologies, Inc. 3/10/07

21,409
427,500

Superconductor Technologies, Inc. 9/26/07

183,825




205,234







Computer Services - Software 0.13%


296,524

Attunity, Ltd. A 10/24/05 (Israel)

260,941
137,769

Attunity, Ltd. B 10/24/05 (Israel)

68,885
375,000

Burst.com, Inc. 1/27/05


3,750
1,250,000

First Virtual Communications, Inc. 4/12/07 (a)

112,500
276,885

First Virtual Communications, Inc. 11/12/08 (a)

155,056
862,500

Interplay Entertainment Corp. 3/29/06

                -

360,000

Tarantella, Inc. 2/20/09 (Restricted)

                -

929,560

Unity Corporation 4/24/09 (Restricted)

                -





601,132






















See the accompanying Notes to the Financial Statements.







6



SPECIAL SITUATIONS FUND III, L.P.




(A Limited Partnership)









PORTFOLIO OF INVESTMENTS









JUNE 30, 2004











 Fair
Warrants

Warrants (Continued)

 Value







Computer Systems 0.14%


1,666,700

Adept Technology, Inc. 11/18/08 (a)

633,346







Conputer Systems 0.02%


70,889

Rockford Corporation 6/11/09 (Restricted)

                  -








Data Security 0.02%


509,500

Datakey, Inc. 10/23/08

96,805







Electronic Components 0.02%


85,227

American Technology Corporation 7/10/07

86,932







Electronic Equipment 0.29%


708,350

Iteris Holdings, Inc. B 8/16/07 (a)
$
1,324,615







Electronic Instruments 0.01%


82,500

Metretek Technologies, Inc. 12/9/04 (a)

9,075
198,308

Metretek Technologies, Inc. 6/9/05 (a)

43,628




52,703







Energy - Technology 0.04%


132,667

Arotech Corporation 6/30/08

147,260
58,075

Arotech Corporation 12/31/08

44,137




191,397







Information Services 0.02%


400,000

EDGAR Online, Inc. 5/26/09 (a)

92,000
150,000

EDGAR Online, Inc. 1/8/06 (a)

7,500
600,000

Find SVP, Inc. 5/10/09 (Restricted)

                  -





99,500







Medical Devices & Equipment 0.85%


268,600

Applied Imaging Corporation 7/29/06 (a)

26,860
301,050

Cardima, Inc. 2/25/05

12,042
218,750

LifeCell Corporation 7/10/06

2,049,688
114,286

Orthovita, Inc. 6/26/08

130,286
26,250

PharmaNetics, Inc. 2/25/05

                  -

818,182

Physiometrix, Inc. A 12/5/08 (a)

450,000
818,182

Physiometrix, Inc. B 12/5/08 (a)

409,091
47,476

SpectRx, Inc. 6/13/06

5,697
6,653,226

World Heart Corporation 9/22/08 (a)


798,387




3,882,051







Medical Information Systems 0.00%


2,200,000

LifeRate Systems, Inc. 11/14/07 (a)

                  -








Retail 0.00%


96,450

Gemstar-TV Guide International, Inc. A 11/2/04

                  -

47,143

Gemstar-TV Guide International, Inc. B 12/21/05

                  -





                  -








Semiconductor Equipment 0.03%


206,250

Trikon Technologies, Inc. 10/22/07 (a)


150,563







Telecom Services 0.00%


150,780

GoAmerica, Inc. 12/19/08 (a)


11,309







Telecommunications 0.00%


79,800

Q Comm International, Inc. 6/24/08

35,910







Total Warrants 2.37%

11,278,614







TOTAL INVESTMENTS 84.24%

$
386,150,751










See the accompanying Notes to the Financial Statements.





7

SPECIAL SITUATIONS FUND III, L.P.


(A Limited Partnership)







PORTFOLIO OF INVESTMENTS





JUNE 30, 2004









Fair
Shares

Securities Sold Short

Value







Biotechnology 0.10%


85,800

CryoLife, Inc.
$
452,166







Medical Devices & Equipment 0.01%


27,000

Precision Optics Corporation, Inc.

32,400







Retail 0.10%


18,000

Safeway, Inc.

456,120







Therapeutics 0.09%


22,000

Nektar Therapeutics, Inc.

438,900






TOTAL SECURITIES SOLD SHORT 0.30%
$
1,379,586
















(a)
Affiliated issuer under the Investment Company Act of 1940, inasmuch




As the Fund owns more than 5% of the voting securities of the issuer.








All percentages are relative to Partners' Capital.









































































































































See the accompanying Notes to the Financial Statements.





8

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)








STATEMENT OF OPERATIONS








FOR THE SIX MONTHS ENDED JUNE 30, 2004




























REALIZED AND UNREALIZED GAIN ON INVESTMENTS






Net realized gain on investments
$
64,848,604




Net change in unrealized depreciation

(23,155,891)





  Total Realized and Unrealized Gain on Investments



$
    41,692,713








INVESTMENT INCOME (LOSS)






Investment Income







Interest

463,649





Dividends (net of withholding taxes of $5,272)

110,842





Securities lending fees

121,580





Other income

259,645





  Total Investment Income

955,716












Operating Expenses







Administrator's fee

1,807,030





Professional fees

58,493





Independent General Partners' fees

40,000





Other

107,320





  Total Operating Expenses

2,012,843













  Net Investment Loss




     (1,057,127)








NET INCOME



$
    40,635,586























































































See the accompanying Notes to the Financial Statements.








9


SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)



















STATEMENTS OF CHANGES IN PARTNERS' CAPITAL



















(Information Subsequent to December 31, 2003 is Unaudited)


















































































Per
Limited





Corporate


Individual









Partners'


Limited


General


General









Unit


Partners


Partner


Partners


Total



















YEAR ENDED















DECEMBER 31, 2003:

































BALANCE,















DECEMBER 31, 2002



$
            214,012,386


$

10,691,214


$

4,737,063


$
  229,440,663





















Capital contributions




                6,246,000


                  -




5,000


      6,251,000




Transfers




                             -




(73,684)



73,684


                 -


Allocation of net income:


















Corporate General


















Partner - Performance




                             -




36,456,814


                -



    36,456,814




Partners




            186,001,814



10,913,052



4,134,137


  201,049,003


Repurchases





(25,869,523)



(34,000,000)



(2,000,000)



(61,869,523)



















BALANCE,















DECEMBER 31, 2003
$
25,000


            380,390,677



23,987,396



6,949,884


  411,327,957



















SIX MONTHS ENDED















JUNE 30, 2004



































Capital contributions




              17,908,000


 -


 -


    17,908,000


Transfers




                          762



(609,673)



608,911


                 -



Allocation of net income:

















Corporate General


















Partner - Performance




 -



8,127,117


 -


      8,127,117




Partners
$
    1,893


              30,165,471



1,770,527



572,470


    32,508,468


Repurchases





(11,587,049)


 -


 -



(11,587,049)



















BALANCE,















JUNE 30, 2004
$
  25,000

$
            416,877,861

$

33,275,367

$

8,131,265

$
  458,284,493


































































































































































































































































































































































































































See the accompanying Notes to the Financial Statements.



















10


















NOTE 1 -	GENERAL:

Special Situations Fund III, L.P. (the ?Fund?) was organized under the Delaware Revised Uniform
Limited Partnership Act on October 18, 1993, and commenced investment operations on January 1,
1994. The Fund is a closed-end interval fund registered under the Investment Company Act of 1940.
The Fund shall have perpetual existence unless sooner dissolved as provided for in the Agreement of
Limited Partnership (the ?Agreement??).

The Agreement provides for not less than three ?Individual General Partners? and a ?Corporate General
Partner?. The General Partners, as a group, must own not less than one percent (1%) of the Fund?s outstanding Units.

The Corporate General Partner and Investment Adviser is MGP Advisers Limited Partnership (?MGP?), of which the General Partner is AWM Investment Company, Inc. (?AWM?).
Austin W. Marxe, an
Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a majority of MGP and AWM. Mr. Marxe is primarily responsible for managing the Fund?s investments and performing certain administrative services on its behalf.

The Fund seeks long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.


NOTE 2 -	ACCOUNTING POLICIES:

Securities traded on a securities exchange or on the NASDAQ System are valued at the last reported sales price on the last business day of the reporting period. Securities for which no sale occurred on such day are valued at the average of the highest bid and lowest asked prices on the last trading day.
Securities for which market quotations are not available are valued at fair value as determined in good faith by the Individual General Partners. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined using the specific identification cost method.
Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis.

Cash and cash equivalents consist principally of cash balances in a brokerage account.



NOTE 2 -	ACCOUNTING POLICIES (CONTINUED):

The Fund entered into an agreement to lend portfolio securities to a qualified borrower in order to earn additional income. The terms of the lending agreement require that loans are secured by cash or securities with an aggregate market value at least equal to a percentage of the market value of the loaned securities agreed upon by the borrower and the Fund (which shall be not less than 100% of the market value of the loaned securities), computed on a daily basis. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to collateral. At June 30, 2004, there were no securities loans outstanding.

The Fund entered into a consulting agreement (?agreement?) whereby the consultant will perform management and financial advisory services to companies (?covered investments?) in which the Fund invests. As compensation, the consultant earns ten percent of the appreciation on each covered investment for the agreed upon period. Of this amount, one half is currently payable and the remainder is deferred until a final payment date, as further defined in the agreement.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 3 -	ALLOCATION OF ACCOUNTING PROFITS AND LOSSES:

Net income is allocated; first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other partners? capital balances; next, to the partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them; and, thereafter, 80% to the partners in proportion to the number of Units held by each and 20% performance allocation to MGP. If there is a loss for an accounting period, the performance allocation to MGP will not apply to future periods until the loss has been recovered. For purposes of the performance allocation, net income for the year ended December 31, 2003 was reduced by a loss carryover from December 31, 2002 of
$55,221,744.

Net losses are allocated to the partners in proportion to the number of Units held by each, provided, however, that losses in excess of an Individual General Partner?s or a Limited Partner?s capital balance will be allocated to MGP.



NOTE 4 -	PARTNER CAPITAL ACCOUNT TRANSACTIONS:

All net income allocated to partners will be reinvested. In order to maintain a $25,000 price per Unit, the number of Units held by each partner at the close of each fiscal period (generally June 30 and December 31, commencing
December 31, 1994), is adjusted to equal the partner?s capital account divided by $25,000.

As of the close of each fiscal period, the Fund will offer to repurchase at least 10% and no more than 25% of the outstanding Units. The repurchase request deadline will generally be June 16 and December 17, of each year.

The Fund has the right to sell additional Units at the beginning of each fiscal period.

Changes in Units outstanding are as follows:


Corporate
Individual


Limited
General
General


Partners
Partner
Partners
Total





Balance, December 31, 2002
8,560.4955
 427.6486
 189.4825
9,177.6266
Additional Units sold
       249.8400
      -
         .2000

    250.0400
Transfers
      -
(2.9474)
       2.9474
      -
Semi-annual adjustments of Units
7,440.0726
1,894.7946
165.3655
9,500.2327
Repurchases
 (1,034.7810)
(1,360.0000)
  (80.0000)
 (2,474.7810)





Balance, December 31, 2003
15,215.6271
    959.4958
  277.9954
16,453.1183
Additional Units sold
716.3200
      -
      -
    716.3200
Transfers
        0.0305
(24.3869)
24.3564
      -
Semi-annual adjustments of Units
1,206.6188
395.9058
22.8988
1,625.4234
Repurchases
    (463.4820)
          -
        -
    (463.4820)
Balance, June 30, 2004
16,675.1144
1331.01476
325.2506
18,331.3797


NOTE 5 -	PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities for the six months ended June 30, 2004 aggregated $122,244,120 and $140,454,835, respectively.



NOTE 6 -	INCOME TAXES:

No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based upon the partner?s respective share of the Fund?s income and expenses reported for income tax purposes.


NOTE 7 -	RELATED PARTY TRANSACTIONS:

AWM is the administrator of the Fund. The administrator?s fee is computed monthly at an annual rate of 0.75% of the average net assets.

The Fund pays each Independent General Partner an annual fee of $20,000.


NOTE 8 -	SUPPLEMENTARY FINANCIAL INFORMATION:

Six
Months






Ended


June 30,
Year Ended December 31,

2004
2003
2002
2001
2000
1999
Ratio of investment
expenses to
average net
assets
0.00%
0.57%
0.03%
0.00%
0.00%
0.00%
Ratio of operating
expenses to
average net
assets
0.84%
1.03%
0.94%
0.89%
0.85%
1.03%
Ratio of total
expenses to
average net
assets
0.84%
1.60%
0.97%
0.89%
0.85%
1.03%







Ratio of net
income (loss) to
average net
assets
16.95%
74.23%
(22.16)%
16.62%
15.19%
68.01%







Portfolio turnover
rate
32.33%
52.43%
60.28%
91.33%
102.49%
140.88%



NOTE 9 -	RETURN ON PARTNER INVESTMENT:

At June 30, 2004, the value of a $25,000 investment made at each respective subscription date is as follows:

        Subscription Date

Value
          January 1, 1994

$191,513
          January 1, 1995

175,083
          July 1, 1995

155,029
          January 1, 1996

129,285
          July 1, 1996

97,597
          January 1, 1997

92,369
          July 1, 1997

87,494
          January 1, 1998

77,624
          July 1, 1998

79,591
          January 1, 1999

88,234
          July 1, 1999

81,415
          January 1, 2000

53,065
          July 1, 2000

45,455
          January 1, 2001

46,487
          July 1, 2001

40,638
          January 1, 2002

40,627
          July 1, 2002

46,348
          January 1, 2003

50,160
          July 1, 2003

38,385
          January 1, 2004

26,893


NOTE 10 -	SECURITIES SOLD SHORT:

The Fund is subject to certain inherent risks arising from its activities of selling securities short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.




NOTE 11 -	CREDIT RISK CONCENTRATION:

Cash and cash equivalents consist principally of balances held in a custodial account with Banc of America Securities
LLC. The balances are insured by the Federal Deposit Insurance Corporation up to $100,000. Net cash balances and securities in excess of these limits are protected by a guarantee provided by the broker?s parent company, Bank of
America Corporation, in the amount of $300,000,000 per account or $1.2 billion in the aggregate.
12




SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2003 is Unaudited)

43









Item 2.		Code of Ethics.

Not applicable at this time.

Item 3.		Audit Committee Financial Expert.

Not applicable at this time.

Item 4.		Principal Accountant Fees and Services.

Not applicable at this time.

Item 5.		Audit Committee of Listed Registrants.

Not applicable.

Item 6.		[Reserved]

Item 7.	Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies

Not applicable at this time.

Item 8.	[Reserved]

Item 9.	Controls and Procedures.

(a)	Based on an evaluation of the registrant's disclosure
controls and procedures as of a date within 90 days of the filing date of this report, the registrant?s principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b)	There were no significant changes in the registrant's
internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.	Exhibits.

(a)(1)	NOT APPLICABLE.

(a)(2)	CERTIFICATIONS REQUIRED BY ITEM 10(a)(2) OF FORM N-
CSR ARE FILED HEREWITH AS EX-99.CERT.

(b)	CERTIFICATIONS REQUIRED BY ITEM 10(b) OF FORM N-CSR ARE
FILED HEREWITH AS EX-99.906CERT.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL SITUATIONS FUND III, L.P.

By:	__/s/ Austin Marxe_______________
	Austin Marxe, Principal Executive Officer

Date: January 12, 2004


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	_/s/ Austin Marxe_______________________
	Austin Marxe, Principal Executive Officer

Date January 12, 2004

By:	__/s/Rose M. Carling  ______________
	Rose M. Carling, Principal Financial Officer

Date January 12, 2004





4
S5313/1
01/12/2004 1479168.02
EX-99.906CERT

EX-99.906CERT